Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
CCL [Member] | Natural Gas Transportation And Storage Service Agreements [Member]
Long-term Purchase Commitment [Line Items]
Contractual Obligation, Fiscal Year Maturity Schedule
As of December 31, 2016, obligations under the CCL transportation and storage service agreement in which conditions precedent were met were as follows (in thousands):

Years Ending December 31,	Payments Due
2017	$—
2018	—
2019	10,313
2020	13,725
2021	13,688
Thereafter	236,213
Total	$273,939